Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2012
Lazard U.S. Municipal Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.84%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	3.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.69%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,212
Lazard U.S. Municipal Portfolio | Open Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	17.99%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	18.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(17.79%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	5,936
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	9,785
Lazard U.S. Municipal Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks current income exempt from regular federal income taxes, consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 60% of the average value of its portfolio.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets in U.S. municipal securities, the interest on which is, in the opinion of the issuer’s counsel at the time of issuance, exempt from regular federal income tax. At times, a portion of the Portfolio’s assets exempt from regular income tax may be invested in securities subject to the alternative minimum tax (the “AMT”).

The Portfolio invests primarily in securities that are rated investment grade by one or more nationally recognized statistical rating organizations, or, if unrated, determined by the Investment Manager to be of comparable quality.

Although the Portfolio may invest in fixed-income securities without regard to their maturity or duration, the Portfolio’s average weighted effective duration is expected to range between two and seven years.

The Portfolio also may invest in other securities that are not municipal securities. The Portfolio’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating- and variable-rate securities.

Securities are evaluated based on their fundamental and structural characteristics. Valuation analysis is tailored to the specific asset class, but may include credit research, prepayment or call options, maturity, duration and coupon or other features.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or effective durations. The value of your investment in the Portfolio will fluctuate, which means you could lose money.

A primary risk of municipal securities, like other fixed-income securities, is credit risk, which is the risk that the issuer will not make timely interest or principal payments. Payment by the issuer may depend on a relatively limited source of revenue, resulting in greater credit risk.

The values of municipal securities can fluctuate and may be affected by adverse tax law, legislative or political changes, and by financial or other developments affecting municipal issuers and the municipal securities market generally. If there is a decline, or perceived decline, in the credit quality of a municipal security (or institutions providing credit and liquidity enhancements), the security’s value could fall, potentially lowering the Portfolio’s share price.

Some municipal securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Future changes in the activity of an issuer may adversely affect the tax-exempt status of municipal securities. If a municipal security fails to meet certain regulatory requirements to maintain its exempt tax status, the interest received by the Portfolio from its investment in such security, and the related distributions to Portfolio shareholders, will be taxable.

The size of certain municipal securities offerings may be relatively smaller in size than other debt offerings and, in some cases, the Portfolio, by itself or together with other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

The lack of a readily available market or restrictions on resale may limit the ability of the Portfolio to sell a security at the time and price it would like.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio did not have a full calendar year of performance as of the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio did not have a full calendar year of performance as of the date of this Prospectus, no performance returns are presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LazardNet.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

[1]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2013, to the extent Total Annual Portfolio Operating Expenses exceed .40% and .70% of the average daily net assets of the Portfolio's Institutional Shares and Open Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.